Schedule of Fair Value of Equity Classified Warrants (Detail) - $ / shares	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 29, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class of Warrant or Right [Line Items]
Expected volatility				10.00%
Common Stock Warrant [Member]
Class of Warrant or Right [Line Items]
Dividend yield			0.00%	0.00%
Expected volatility			80.00%	70.00%
Risk-free rate of return			2.00%	2.64%
Expected term (years)			10 years	10 years
Series AB Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Dividend yield	0.00%	0.00%
Expected volatility	80.00%	80.00%
Risk-free rate of return	0.47%	0.61%
Expected term (years)	1 year	9 months 29 days
Fair Value per share	$ 0.25	$ 0.30